Acquisitions (Details 4) (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2009	Mar. 31, 2011 Sony and GSN [Member]	Mar. 31, 2010 Sony and GSN [Member]
Combined results of operations of Sony and GSN
Net sales	¥ 7,266,265	¥ 6,325,310	¥ 6,313,222
Operating income (loss)	(234,724)	199,445	60,685
Net loss attributable to Sony Corporation's stockholders	¥ (104,614)	¥ (259,731)	¥ (33,655)
Net loss attributable to Sony Corporation's stockholders
Basic EPS	¥ (104.25)	¥ (258.81)	¥ (33.54)
Diluted EPS	¥ (104.25)	¥ (258.81)	¥ (33.54)